Financial instruments - valuation - Level 3 Sensitivities of Assets (Details) - Recurring fair value measurement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair value of assets
Financial assets, at fair value	£ 165,969	£ 153,862
Trading loans
Fair value of assets
Financial assets, at fair value	35,039	33,597
Trading securities
Fair value of assets
Financial assets, at fair value	13,878	11,954
Interest rate
Fair value of assets
Financial assets, at fair value	37,499	44,563
Foreign exchange
Fair value of assets
Financial assets, at fair value	40,797	34,161
Other derivatives
Fair value of assets
Financial assets, at fair value	110	180
Other loans
Fair value of assets
Financial assets, at fair value	853	765
Other securities
Fair value of assets
Financial assets, at fair value	37,793	28,642
Level 3
Fair value of assets
Financial assets, at fair value	1,682	1,961	£ 2,333
Sensitivity favourable	40	50
Sensitivity unfavourable	(60)	(120)
Level 3 | Trading loans
Fair value of assets
Financial assets, at fair value	278	209
Level 3 | Trading securities
Fair value of assets
Financial assets, at fair value		14
Level 3 | Derivatives
Fair value of assets
Financial assets, at fair value	630	823	£ 1,007
Level 3 | Interest rate
Fair value of assets
Financial assets, at fair value	473	650
Sensitivity favourable	20	20
Sensitivity unfavourable	(20)	(20)
Level 3 | Foreign exchange
Fair value of assets
Financial assets, at fair value	110	65
Level 3 | Other derivatives
Fair value of assets
Financial assets, at fair value	47	108
Sensitivity favourable		10
Sensitivity unfavourable		(10)
Level 3 | Other loans
Fair value of assets
Financial assets, at fair value	565	657
Sensitivity unfavourable	(10)	(40)
Level 3 | Other securities
Fair value of assets
Financial assets, at fair value	209	258
Sensitivity favourable	20	20
Sensitivity unfavourable	£ (30)	£ (50)